Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
The Company currently maintains lease arrangements for corporate office space, centers to provide kindergarten, and student care services, and vehicles. The Company's leases generally have initial terms ranging from one to seven years and may include renewal options and rent escalation clauses. The Company is typically required to make fixed minimum rent payments relating to its right to use an underlying leased asset.
The Company has lease agreements which contain both lease and non-lease components, which the Company accounts for separately. Non-lease components include items such as common area maintenance, operating expenses, utilities, or other costs that are subject to fluctuation from period to period. The Company does not recognize short term leases that have a term of twelve months or less as right-of-use (or “ROU”) assets or lease liabilities.
The table below presents certain information related to the Company’s lease costs:

	For the Year Ended December 31,
	2023	2022	2021
Operating lease expense	$1,958	$1,818	$1,867
Short-term lease expense	340	110	198
Total lease cost	$2,298	$1,928	$2,065
Right-of-use assets and lease liabilities for operating leases were recorded in the consolidated balance sheets as follows:

	December 31,
	2023	2022
Assets
Operating lease right-of-use assets	$7,491	$3,110
Liabilities
Current liabilities:
Operating lease liability - current portion	4,412	1,788
Noncurrent liabilities:
Operating lease liability, net of current portion	3,412	1,634
Total lease liability	$7,824	$3,422
The weighted-average remaining lease term for operating leases was 1.35 years and the weighted-average incremental borrowing rate was 5.03%.
Supplemental cash flow information related to the Company’s leases was as follows:

	For the Year Ended December 31,
	2023	2022	2021
Operating cash flows for operating leases	$2,327	$2,084	$2,111
As of December 31, 2023, future minimum lease payments required under operating leases are as follows:

For the Year Ended December 31,	Operating Leases
2024	$4,887
2025	2,378
2026	868
2027	72
2028	24
Thereafter	—
Total minimum lease payments	8,229
Less: effects of discounting	(405)
Present value of future minimum lease payments	$7,824